Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		¥ 1,328,582	¥ 1,244,268
Total gains (losses) for the period included in earnings, Assets		(65,284)	151,565
Total gains (losses) for the period included in other comprehensive income, Assets		(148)	50,930
Purchases, Assets		710,934	1,046,199
Issues, Assets		(3,460)	(3,929)
Sales, Assets		(166,766)	(503,790)
Settlements, Assets		(492,116)	(467,906)
Transfers into Level 3, Assets	[1]	63,925	108,154
Transfers out of Level 3, Assets	[1]	(48,418)	(296,909)
Level 3 assets, Ending balance		1,327,249	1,328,582
Change in unrealized gains (losses) included in earnings for assets still held at period end		(50,962)	117,755
Level 3 liabilities, Beginning balance		36,293	92,867
Total gains (losses) for the period included in earnings, Liabilities		35,111	(48,852)
Total gains (losses) for the period included in other comprehensive income, Liabilities		1,314	(3,456)
Purchases, Liabilities		(2,271)	305
Issues, Liabilities		13,282	554
Sales, Liabilities
Settlements, Liabilities		(21,660)	(42,139)
Transfers into Level 3, Liabilities	[1]	7,782	8,423
Transfers out of Level 3, Liabilities	[1]	(6,822)	(76,025)
Level 3 liabilities, Ending balance		(9,821)	36,293
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		7,989	(13,945)
Obligation to return securities received as collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Purchases, Liabilities			305
Settlements, Liabilities			(305)
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance		36,293	92,867
Total gains (losses) for the period included in earnings, Liabilities	[2]	35,111	(48,852)
Total gains (losses) for the period included in other comprehensive income, Liabilities		1,314	(3,456)
Purchases, Liabilities		(2,271)
Issues, Liabilities		13,282	554
Settlements, Liabilities		(21,660)	(41,834)
Transfers into Level 3, Liabilities	[1]	7,782	8,423
Transfers out of Level 3, Liabilities	[1]	(6,822)	(76,025)
Level 3 liabilities, Ending balance		(9,821)	36,293
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	[2]	7,989	(13,945)
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[3]	860,418	658,917
Total gains (losses) for the period included in earnings, Assets	[3],[4]	(51,288)	113,247
Purchases, Assets	[3]	371,844	765,670
Sales, Assets	[3]	(162,978)	(461,312)
Settlements, Assets	[3]	(142,706)	(169,549)
Transfers into Level 3, Assets	[1],[3]	53,054	97,159
Transfers out of Level 3, Assets	[1],[3]	(36,941)	(143,714)
Level 3 assets, Ending balance	[3]	891,403	860,418
Change in unrealized gains (losses) included in earnings for assets still held at period end	[3],[4]	(57,021)	94,456
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total gains (losses) for the period included in earnings, Assets		251
Purchases, Assets		11,945
Sales, Assets		(9,729)
Level 3 assets, Ending balance		2,467
Change in unrealized gains (losses) included in earnings for assets still held at period end		78
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		66,197	15,450
Total gains (losses) for the period included in earnings, Assets		(4,236)	12,980
Purchases, Assets		68,443	119,117
Sales, Assets		(19,550)	(62,758)
Settlements, Assets		(53,384)	(69,405)
Transfers into Level 3, Assets	[1]		51,849
Transfers out of Level 3, Assets	[1]		(1,036)
Level 3 assets, Ending balance		57,470	66,197
Change in unrealized gains (losses) included in earnings for assets still held at period end		(4,275)	9,331
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		96,918	132,518
Total gains (losses) for the period included in earnings, Assets		(3,561)	5,810
Purchases, Assets		56,964	66,604
Sales, Assets		(51,705)	(3,207)
Settlements, Assets		(16,484)	(8,252)
Transfers into Level 3, Assets	[1],[5]	53,045	45,300
Transfers out of Level 3, Assets	[1],[5]	(36,941)	(141,855)
Level 3 assets, Ending balance		98,236	96,918
Change in unrealized gains (losses) included in earnings for assets still held at period end		(3,028)	4,653
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		38,730	11,601
Total gains (losses) for the period included in earnings, Assets		(1,441)	7,855
Purchases, Assets			216,367
Sales, Assets			(188,947)
Settlements, Assets		(13,749)	(7,323)
Transfers out of Level 3, Assets	[1]		(823)
Level 3 assets, Ending balance		23,540	38,730
Change in unrealized gains (losses) included in earnings for assets still held at period end		(1,585)	5,785
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		586,635	439,664
Total gains (losses) for the period included in earnings, Assets		(42,607)	79,961
Purchases, Assets		223,130	349,105
Sales, Assets		(79,339)	(197,526)
Settlements, Assets		(57,572)	(84,569)
Level 3 assets, Ending balance		630,247	586,635
Change in unrealized gains (losses) included in earnings for assets still held at period end		(46,335)	69,443
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		37,812	32,565
Total gains (losses) for the period included in earnings, Assets		(1,868)	5,247
Level 3 assets, Ending balance		35,944	37,812
Change in unrealized gains (losses) included in earnings for assets still held at period end		(1,868)	5,247
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		34,126	27,119
Total gains (losses) for the period included in earnings, Assets		2,174	1,394
Purchases, Assets		11,362	14,477
Sales, Assets		(2,655)	(8,874)
Settlements, Assets		(1,517)
Transfers into Level 3, Assets	[1]	9	10
Level 3 assets, Ending balance		43,499	34,126
Change in unrealized gains (losses) included in earnings for assets still held at period end		(8)	(3)
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		39,250	8,864
Total gains (losses) for the period included in earnings, Assets	[4]	(6,586)	29,689
Total gains (losses) for the period included in other comprehensive income, Assets		(214)	662
Purchases, Assets		4,099	5,745
Issues, Assets		(3,460)	(3,929)
Settlements, Assets		1,948	(3,851)
Transfers into Level 3, Assets	[1]	4,684	9,026
Transfers out of Level 3, Assets	[1]	(8,467)	(6,956)
Level 3 assets, Ending balance		31,254	39,250
Change in unrealized gains (losses) included in earnings for assets still held at period end	[4]	5,755	24,869
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		29,074	13,676
Total gains (losses) for the period included in earnings, Assets		7,912	17,473
Total gains (losses) for the period included in other comprehensive income, Assets		(115)	344
Purchases, Assets		7	37
Issues, Assets			(23)
Settlements, Assets		4,687	(349)
Transfers into Level 3, Assets	[1]	515	2,780
Transfers out of Level 3, Assets	[1]	(3,867)	(4,864)
Level 3 assets, Ending balance		38,213	29,074
Change in unrealized gains (losses) included in earnings for assets still held at period end		13,667	7,124
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		8,401	(7,038)
Total gains (losses) for the period included in earnings, Assets		(2,404)	10,164
Total gains (losses) for the period included in other comprehensive income, Assets		(107)	159
Purchases, Assets		3,024	4,358
Issues, Assets		(2,941)	(2,009)
Settlements, Assets		(3,712)	(984)
Transfers into Level 3, Assets	[1]	4,101	6,246
Transfers out of Level 3, Assets	[1]	(5,127)	(2,495)
Level 3 assets, Ending balance		1,235	8,401
Change in unrealized gains (losses) included in earnings for assets still held at period end		(3,322)	14,964
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		5,906	4,195
Total gains (losses) for the period included in earnings, Assets		(12,227)	4,924
Total gains (losses) for the period included in other comprehensive income, Assets		(12)	274
Purchases, Assets		172	449
Issues, Assets		(172)	(449)
Settlements, Assets		(1,582)	(3,487)
Level 3 assets, Ending balance		(7,915)	5,906
Change in unrealized gains (losses) included in earnings for assets still held at period end		(5,323)	4,700
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(933)	(622)
Total gains (losses) for the period included in earnings, Assets		52	(484)
Total gains (losses) for the period included in other comprehensive income, Assets		(12)	84
Purchases, Assets		896	901
Issues, Assets		(347)	(1,448)
Settlements, Assets		(1)	233
Transfers out of Level 3, Assets	[1]		403
Level 3 assets, Ending balance		(345)	(933)
Change in unrealized gains (losses) included in earnings for assets still held at period end		860	1,356
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(3,198)	(1,347)
Total gains (losses) for the period included in earnings, Assets		81	(2,388)
Total gains (losses) for the period included in other comprehensive income, Assets		32	(199)
Settlements, Assets		2,556	736
Transfers into Level 3, Assets	[1]	68
Transfers out of Level 3, Assets	[1]	527
Level 3 assets, Ending balance		66	(3,198)
Change in unrealized gains (losses) included in earnings for assets still held at period end		(127)	(3,275)
Investment Securities, Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		401,837	544,688
Total gains (losses) for the period included in earnings, Assets	[6]	(9,124)	(2,958)
Total gains (losses) for the period included in other comprehensive income, Assets		66	50,268
Purchases, Assets		331,478	272,001
Sales, Assets		(802)	(23,691)
Settlements, Assets		(351,358)	(294,201)
Transfers into Level 3, Assets	[1]	6,187	1,969
Transfers out of Level 3, Assets	[1]	(3,010)	(146,239)
Level 3 assets, Ending balance		375,274	401,837
Change in unrealized gains (losses) included in earnings for assets still held at period end	[6]	229	(2,946)
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		29,649	151,647
Total gains (losses) for the period included in other comprehensive income, Assets		121	5,469
Purchases, Assets		2,151	1,942
Settlements, Assets		(10,980)	(2,241)
Transfers out of Level 3, Assets	[1]		(127,168)
Level 3 assets, Ending balance		20,941	29,649
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		19,284	75,849
Total gains (losses) for the period included in earnings, Assets		1,156	(551)
Total gains (losses) for the period included in other comprehensive income, Assets		(258)	(312)
Purchases, Assets		1,150	9,231
Sales, Assets		(366)	(6,053)
Settlements, Assets		(2,015)	(41,778)
Transfers into Level 3, Assets	[1],[5]	6,187	1,969
Transfers out of Level 3, Assets	[1],[5]	(1,543)	(19,071)
Level 3 assets, Ending balance		23,595	19,284
Change in unrealized gains (losses) included in earnings for assets still held at period end		236	(2,966)
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		93	19,258
Total gains (losses) for the period included in earnings, Assets			11
Total gains (losses) for the period included in other comprehensive income, Assets			192
Sales, Assets			(17,638)
Settlements, Assets		(78)	(1,730)
Level 3 assets, Ending balance		15	93
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		3,785	3,112
Total gains (losses) for the period included in other comprehensive income, Assets		219	747
Settlements, Assets		(240)	(74)
Level 3 assets, Ending balance		3,764	3,785
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		166,723	109,876
Total gains (losses) for the period included in earnings, Assets		(10,280)	(2,418)
Total gains (losses) for the period included in other comprehensive income, Assets		30	20,328
Purchases, Assets		312,497	242,349
Settlements, Assets		(310,689)	(203,412)
Level 3 assets, Ending balance		158,281	166,723
Change in unrealized gains (losses) included in earnings for assets still held at period end		(7)	20
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		182,303	184,946
Total gains (losses) for the period included in other comprehensive income, Assets		(46)	23,844
Purchases, Assets		15,680	18,479
Sales, Assets		(436)
Settlements, Assets		(27,356)	(44,966)
Transfers out of Level 3, Assets	[1]	(1,467)
Level 3 assets, Ending balance		168,678	182,303
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		22,537	26,201
Total gains (losses) for the period included in earnings, Assets	[2]	984	9,826
Purchases, Assets		3,323	2,298
Sales, Assets		(2,155)	(15,788)
Level 3 assets, Ending balance		24,689	22,537
Change in unrealized gains (losses) included in earnings for assets still held at period end	[2]	(270)	620
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		4,540	5,598
Total gains (losses) for the period included in earnings, Assets	[2]	730	1,761
Purchases, Assets		190	485
Sales, Assets		(831)	(2,999)
Settlements, Assets			(305)
Level 3 assets, Ending balance		4,629	4,540
Change in unrealized gains (losses) included in earnings for assets still held at period end	[2]	¥ 345	¥ 756

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
[2]	Included in Trading account profits (losses)-net.
[3]	Includes Trading securities measured under the fair value option.
[4]	Included in Trading account profits (losses)-net and in Foreign exchange gains (losses)-net.
[5]	Transfers out of and transfers into Level 3 for corporate bonds were due principally to changes in the impact of unobservable creditworthiness inputs of the private placement bonds.
[6]	Included in Investment securities gains-net.